Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
Professional fees	47,970	26,659
General and administrative	243,466	265,935
Compensation and related costs	106,701	44,711
Stock based compensation	148,853	74,357
Total operating expenses	546,989	411,662
Loss from operations	(546,989)	(411,662)
Other expense (income):
Other expense (income)	(1,449)	(1,372)
Total other expense (income)	(1,449)	(1,372)
Loss before provision for income taxes	(548,438)	(410,290)
Provision for income taxes
Net loss	$ (548,438)	$ (410,290)
Basic and diluted loss per share
Net loss per share	$ (0.09)	$ (0.08)
Weighted-average number of common shares outstanding:
Basic and diluted	6,148,212	5,411,039
Comprehensive loss:
Net loss	$ (548,438)	$ (410,290)
Foreign curreny translation adjustment	74,338	(114,663)
Comprehensive loss	$ (474,100)	$ (524,953)